Derivative Financial Instruments and Hedging (Derivative instruments fair value hedge assets and liabilities) (Parenthetical) (Detail) $ in Millions	Mar. 31, 2020 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Accumulated fair value hedge adjustments assets	$ (1,599)